Employee Benefit Plans (Benefit Obligation in Excess of Plan Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	$ 7,705	$ 8,209
Fair value of plan assets	5,398	6,103
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	164	191
Fair value of plan assets	136	156
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	134	157
Fair value of plan assets	$ 126	$ 143